BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by domestic banks maturity (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 15,648,606	$ 19,692,638
Obligations granted by domestic banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	6,508,772	4,918,418
Obligations granted by domestic banks | No more than twelve months after the reporting period
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	767,470	500,500
Obligations granted by domestic banks | More than twelve months after the reporting period
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 5,741,302	$ 4,417,918